Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [Line Items]
Beginning balance	$ 107	$ 20
Provisions	26	125
Recoveries	(74)	(12)
Write-offs	(15)	(26)
Ending balance	44	107
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	79	4
Provisions	14	94
Recoveries	(58)	(6)
Write-offs	(13)	(13)
Ending balance	22	79
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	28	16
Provisions	12	31
Recoveries	(16)	(6)
Write-offs	(2)	(13)
Ending balance	$ 22	$ 28